Consolidated statement of cash flows (Parenthetical) - EUR (€) € in Millions	Mar. 31, 2026	Mar. 31, 2025
Consolidated statement of cash flows
Cash and cash equivalents	€ 8,982	€ 11,001
Bank overdrafts	€ 69	€ 108